    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2000

                                             1933 ACT REGISTRATION NO. 333-37728
                                             1940 ACT REGISTRATION NO. 811-07325

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      PRE-EFFECTIVE AMENDMENT NO. ___ [ ]
                       POST-EFFECTIVE AMENDMENT NO. 1 [X]
                                                    --
                                      AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                         EFFECTIVE AMENDMENT NO. 13 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                          PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-5740
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO
                              ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4708
                    (Name and address of agent for service)

                                   Copies to:


      CHRISTOPHER E. PALMER                        LEE D. AUGSBURGER
         SHEA & GARDNER                         ASSISTANT GENERAL COUNSEL
   1800 MASSACHUSETTS AVENUE, N.W.   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
       WASHINGTON, D.C. 20036                     100 MULBERRY STREET
          (202) 828-2093                     NEWARK, NEW JERSEY 07102-4077
                                                   (973) 367-1388

It is proposed that this filing will become effective (check appropriate space):
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [ ] on __________ pursuant to paragraph (b) of Rule 485
   [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on __________pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Variable Annuity Contracts.

                                     NOTE:

This Post-Effective Amendment No. 1 ("PEA") to the Form N-4 Registration Statement No. 333-37728 (the "Registration Statement") of the Pruco Life Flexible Premium Variable Annuity Account is being filed solely for the purpose of including in the registration statement a prospectus supplement and a supplement to the statement of additional information relating to the "Earnings Appreciator," a supplemental death benefit offered (subject to state approval) under the contracts. This PEA does not amend or delete the prospectus and statement of additional information previously filed in Pre-Effective Amendment No. 1 to the Registration Statement, or any other part of the Registration Statement, except as specifically noted in this PEA.

Parts A and B of Pre-Effective Amendment No. 1 to the Registration Statement, filed September 1, 2000, are incorporated herein by reference.

                                     PART A

Part A of Pre-Effective Amendment No. 1 to the Registration Statement, filed September 1, 2000, is incorporated herein by reference.

Strategic Partners Annuity One
Prospectus Supplement
December 4, 2000

This supplement modifies certain information in the Prospectus dated September 18, 2000 for the Strategic Partners Annuity One. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

EARNINGS APPRECIATOR -- SUPPLEMENTAL DEATH BENEFIT

Subject to approval by your state, we now offer the Earnings Appreciator, an optional supplemental death benefit payable upon the death of the sole or last surviving owner during the accumulation phase. The owner (or joint owner, if older) must be younger than age 76 to apply for the benefit.

The Earnings Appreciator provides a supplemental death benefit equaling 45% (or 25%) of the earnings allocated to each purchase payment, limited to not more than 45% (or 25%) of the purchase payment itself (adjusted for any withdrawals). If the owner (or the joint owner, if older) is younger than age 66 on the date the application is signed, then the percentage is 45%. If not, the percentage is 25%. The Earnings Appreciator benefit is in addition to any other death benefit under your contract.

The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a guaranteed minimum death benefit option (0.20% if you have not selected a guaranteed minimum death benefit option).

The following changes to the Prospectus reflect the availability of the Earnings Appreciator.

1. The following section is added under "What is The Death Benefit?" on pages 33 - 34:

     EARNINGS APPRECIATOR SUPPLEMENTAL DEATH BENEFIT

     Subject to approval by your state, we now offer the Earnings Appreciator, an optional supplemental death benefit payable upon the death of the sole or last surviving owner during the accumulation phase. This benefit is in addition to any other death benefit under your contract.

     - An Earnings Appreciator benefit is calculated for each purchase payment you make. Your total Earnings Appreciator benefit is the sum of the Earnings Appreciator benefits for all of your purchase payments.

     - If the owner (or older of owner and joint owner if there is a joint owner) is younger than age 66 on the date the application is signed, the Earnings Appreciator benefit for each purchase payment is 45% of the lesser of:

         - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

         -    Earnings attributed to that adjusted purchase payment.

     - If the owner (or older of owner and joint owner if there is a joint owner) is age 66 or older (and younger than age 76) on the date the application is signed, the Earnings Appreciator benefit for each purchase payment is 25% of the lesser of:

         - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

         -    Earnings attributed to that adjusted purchase payment.

     -   The following rules apply to the calculation of the benefit:

         - Each "adjusted purchase payment" is the invested purchase payment reduced pro-rata by any subsequent withdrawals. Reduction on a pro-rata basis means that we calculate the percentage of your current contract value being withdrawn and reduce each adjusted purchase payment made prior to the withdrawal by that percentage. For example, if your contract value is

              $40,000 and you withdraw $10,000, you have withdrawn 25% of your contract value. If you have two adjusted purchase payments prior to the withdrawal ($10,000 and $20,000), each of those adjusted purchase payments would be reduced by 25% (to $7,500 and $15,000). The amount of earnings allocated to each adjusted purchase payment is also reduced by the same percentage. These calculations, therefore, do not depend on the actual investment option from which the withdrawal is made, and they are different calculations than those that apply for other reasons under the contract, such as for the withdrawal charge or for tax purposes.

         - Earnings are periodically allocated to each adjusted purchase payment on a pro-rata basis. We calculate the amount of earnings since the last earnings allocation and we allocate those earnings proportionately among the adjusted purchase payments (based on the amount of each adjusted purchase payment plus the earnings previously allocated to that adjusted purchase payment). For example, if you have two adjusted purchase payments - one with an adjusted purchase payment and allocated earnings of $30,000 and the other with an adjusted purchase payment and allocated earnings of $20,000 (therefore 60% and 40% of the total respectively) -- and your contract has earned $5,000 since the last calculation, 60% of the earnings ($3,000) will be allocated to the first adjusted purchase payment and 40% of the earnings ($2,000) will be allocated to the second adjusted purchase payment. This calculation, therefore, does not apply different rates of return to different purchase payments based the investment options in which the particular purchase payment was invested. When allocating earnings at the time of a death benefit payment, we will first deduct from earnings the amount of any charges deducted and credit recaptured from your contract value at that time.

     -   See the Appendix for examples of the benefit calculations.

2. The following section is added under "What are the expenses associated with the Strategic Partners Annuity One Contract?" on pages 37 - 39:

     EARNINGS APPRECIATOR CHARGE

     We will impose an additional charge if you choose the Earnings Appreciator supplemental death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a guaranteed minimum death benefit option (0.20% if you have not selected a guaranteed minimum death benefit option).

     We calculate the charge on each of the following events:

         -    each contract anniversary;
         -    when you begin the income phase of the contract;
         - upon death of the sole or last surviving owner prior to the income phase;
         -    upon a withdrawal; and
         -    upon a subsequent purchase payment.

     The fee is based on the contract value at time of calculation and is pro-rated for the portion of the year since the last time the fee was calculated.

     The charge is not deducted every time it is calculated. Instead, the charge is deducted, along with any previously calculated but not deducted charge, on each of the following events:

         -    each contract anniversary;
         -    when you begin the income phase of the contract;
         - upon death of the sole or last surviving owner prior to the income phase;
         -    upon a full withdrawal; and
         - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

     We withdraw this charge from each investment option in the same proportion that your contract value is allocated to that option. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable charge, we will deduct the charge from the amount we pay you.

     The payment of the Earnings Appreciator charge will not reduce the adjusted purchase payments for purposes of calculating subsequent Earnings Appreciator charges. The payment of the Earnings Appreciator charge will be deemed to be made from earnings for purposes of calculating other charges.

     As noted above, the charge is calculated and deducted at least once a year on the contract anniversary. In the future, we may calculate and deduct this fee more frequently, such as quarterly.

3.   The following is added to the Glossary on pages 6-7:

     ADJUSTED PURCHASE PAYMENT

     Your invested purchase payment adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator benefit.

     EARNINGS APPRECIATOR

     An optional feature that may be available for an additional charge that provides a supplemental death benefit based on earnings under the contract.

4.   The following is added to the summary of section 4 on pages 10 - 11:

     For an additional fee, you may also choose, if it is available under your contact, the Earnings Appreciator supplemental death benefit.

5.   The following is added to the summary of section 6 on page 11:

     - We will make an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a guaranteed minimum death benefit option (0.20% if you have not selected a guaranteed minimum death benefit option).

6. The following is added to the chart summarizing maximum charges in the "Summary of Contract Expenses" section on page 14:

                                                          All Contracts
                                                          -------------
   Annual Earnings Appreciator Benefit Charge     0.20% of contract value (0.15%
    And Charge Upon Certain Transactions (see     if guaranteed minimum death
    Note 5 below)                                 benefit option also selected)

     NOTE 5: We impose this charge only if you choose the Earnings Appreciator supplemental death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a guaranteed minimum death benefit option (0.20% if you have not selected a guaranteed minimum death benefit option). We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date.

7. Expense example tables 2a, 2b, 4a and 4b on pages 20 and 22 are revised as follows to reflect the fee for the Earnings Appreciator. The fee of 0.15% is used in these tables because the examples assume the election of a guaranteed minimum death benefit option.

CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; GUARANTEED MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR

                                                            EXAMPLE 2a: IF YOU WITHDRAW           EXAMPLE 2b: IF YOU DO NOT
                                                            YOUR ASSETS                           WITHDRAW YOUR ASSETS
                                                            --------------------------------- ------------------------------
                                                            1 YR    3 YRS   5 YRS    10 YRS   1 YR   3 YRS   5 YRS  10 YRS
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------- ------- ------- -------- -------- ------ ------ ------- --------
        Prudential Global Portfolio                         $882    $1226   $1596    $2826    $252   $776   $1326   $2826
        Prudential Jennison Portfolio                       $861    $1162   $1490    $2615    $231   $712   $1220   $2615
        Prudential Money Market Portfolio                   $840    $1099   $1384    $2400    $210   $649   $1114   $2400
        Prudential Stock Index Portfolio                    $837    $1090   $1368    $2369    $207   $640   $1098   $2369
        SP Aggressive Growth Asset Allocation Portfolio     $902    $1285   $1695    $3022    $272   $835   $1425   $3022
        SP AIM Aggressive Growth Portfolio                  $905    $1294   $1710    $3051    $275   $844   $1440   $3051
        SP AIM Growth and Income Portfolio                  $898    $1273   $1675    $2983    $268   $823   $1405   $2983
        SP Alliance Large Cap Growth Portfolio              $908    $1303   $1724    $3080    $278   $853   $1454   $3080
        SP Alliance Technology Portfolio                    $928    $1363   $1822    $3271    $298   $913   $1552   $3271
        SP Balanced Asset Allocation Portfolio              $890    $1249   $1635    $2905    $260   $799   $1365   $2905
        SP Conservative Asset Allocation Portfolio          $890    $1250   $1637    $2912    $260   $800   $1367   $2912
        SP Davis Value Portfolio                            $881    $1223   $1591    $2816    $251   $773   $1321   $2816
        SP Deutsche International Equity Portfolio          $908    $1303   $1724    $3080    $278   $853   $1454   $3080
        SP Growth Asset Allocation Portfolio                $895    $1264   $1660    $2954    $265   $814   $1390   $2954
        SP INVESCO Small Company Growth Portfolio           $913    $1318   $1749    $3128    $283   $868   $1479   $3128
        SP Jennison International Growth Portfolio          $922    $1345   $1793    $3214    $292   $895   $1523   $3214
        SP Large Cap Value Portfolio                        $888    $1243   $1625    $2885    $258   $793   $1355   $2885
        SP MFS Capital Opportunities Portfolio              $898    $1273   $1675    $2983    $268   $823   $1405   $2983
        SP MFS Mid Cap Growth Portfolio                     $898    $1273   $1675    $2983    $268   $823   $1405   $2983
        SP PIMCO High Yield Portfolio                       $880    $1220   $1586    $2806    $250   $770   $1316   $2806
        SP PIMCO Total Return Portfolio                     $874    $1201   $1555    $2746    $244   $751   $1285   $2746
        SP Prudential U.S. Emerging Growth Portfolio        $888    $1243   $1625    $2885    $258   $793   $1355   $2885
        SP Small/Mid Cap Value Portfolio                    $903    $1288   $1700    $3032    $273   $838   $1430   $3032
        SP Strategic Partners Focused Growth Portfolio      $899    $1276   $1680    $2993    $269   $826   $1410   $2993

JANUS ASPEN SERIES
----------------------------------------------------------- ------- ------- -------- -------- ------ ------ ------- --------
        Growth Portfolio - Service Shares                   $890    $1249   $1635    $2905    $260   $799   $1365   $2905

These examples do not show past or future expenses. Actual expenses may be higher or lower.

CONTRACT WITH CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; GUARANTEED MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR

                                                              EXAMPLE 4a: IF YOU WITHDRAW       EXAMPLE 4b:  IF YOU DO NOT
                                                              YOUR ASSETS                       WITHDRAW YOUR ASSETS
                                                              --------------------------------- ---------------------------
                                                              1 YR.  3 YRS     5 YRS   10 YRS   1 YR  3 YRS  5 YRS   10 YRS
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------- ------ --------- ------- -------- ----- ------ ------- ------
        Prudential Global Portfolio                           $922   $1345     $1793   $3214    $292  $895   $1523   $3214
        Prudential Jennison Portfolio                         $901   $1282     $1690   $3012    $271  $832   $1420   $3012
        Prudential Money Market Portfolio                     $880   $1220     $1586   $2806    $250  $770   $1316   $2806
        Prudential Stock Index Portfolio                      $877   $1211     $1571   $2776    $247  $761   $1301   $2776
        SP Aggressive Growth Asset Allocation Portfolio       $942   $1404     $1890   $3402    $312  $954   $1620   $3402
        SP AIM Aggressive Growth Portfolio                    $945   $1413     $1905   $3430    $315  $963   $1635   $3430
        SP AIM Growth and Income Portfolio                    $938   $1392     $1871   $3365    $308  $942   $1601   $3365
        SP Alliance Large Cap Growth Portfolio                $948   $1421     $1919   $3457    $318  $971   $1649   $3457
        SP Alliance Technology Portfolio                      $968   $1480     $2015   $3640    $338  $1030  $1745   $3640
        SP Balanced Asset Allocation Portfolio                $930   $1368     $1832   $3290    $300  $918   $1562   $3290
        SP Conservative Asset Allocation Portfolio            $930   $1369     $1834   $3298    $300  $919   $1564   $3298
        SP Davis Value Portfolio                              $921   $1342     $1788   $3204    $291  $892   $1518   $3204
        SP Deutsche International Equity Portfolio            $948   $1421     $1919   $3457    $318  $971   $1649   $3457
        SP Growth Asset Allocation Portfolio                  $935   $1383     $1857   $3337    $305  $933   $1587   $3337
        SP INVESCO Small Company Growth Portfolio             $953   $1436     $1944   $3503    $323  $986   $1674   $3503
        SP Jennison International Growth Portfolio            $962   $1463     $1987   $3585    $332  $1013  $1717   $3585
        SP Large Cap Value Portfolio                          $928   $1363     $1822   $3271    $298  $913   $1552   $3271
        SP MFS Capital Opportunities Portfolio                $938   $1392     $1871   $3365    $308  $942   $1601   $3365
        SP MFS Mid Cap Growth Portfolio                       $938   $1392     $1871   $3365    $308  $942   $1601   $3365
        SP PIMCO High Yield Portfolio                         $920   $1339     $1783   $3195    $290  $889   $1513   $3195
        SP PIMCO Total Return Portfolio                       $914   $1321     $1754   $3138    $284  $871   $1484   $3138
        SP Prudential U.S. Emerging Growth Portfolio          $928   $1363     $1822   $3271    $298  $913   $1552   $3271
        SP Small/Mid Cap Value Portfolio                      $943   $1407     $1895   $3411    $313  $957   $1625   $3411
        SP Strategic Partners Focused Growth Portfolio        $939   $1395     $1876   $3374    $309  $945   $1606   $3374

JANUS ASPEN SERIES
------------------------------------------------------------- ------ --------- ------- -------- ----- ------ ------- ------
        Growth Portfolio - Service Shares                     $930   $1368     $1832   $3290    $300  $918   $1562   $3290

These examples do not show past or future expenses. Actual expenses may be higher or lower.


8. The following sections are added under "What Are the Tax Considerations Associated With The Strategic Partners Annuity One Contract?" on pages 41
     - 45:

     Subject to approval by your state, we offer an optional supplemental death benefit called the Earnings Appreciator. Although we believe this benefit is an investment protection feature that should have no adverse tax consequences, it is possible that the Internal Revenue Service could take a contrary position and assert that some or all of the Earnings Appreciator charges should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

     If the Internal Revenue Service determines that the deductions for one or more benefits under the contract, including without limitation the GMDB and GMIB features and the Earnings Appreciator supplemental death benefit, are taxable withdrawals, then the owner may revoke the affected benefit(s) within 90 days after notice from us.

9.   The appendix on the following page is added to the end of the Prospectus.

                                    APPENDIX
                  Calculation of Earnings Appreciator Benefit

EXAMPLE 1:

Assume that a purchase payment of $70,000 is made on the contract date. Assume that no withdrawals or subsequent purchase payments are made and that the contract value used in the death benefit calculation is $120,000. Also assume that the owner (or joint owner, if older) is younger than age 66 on the date the application is signed.

      45% of lesser of:
          Adjusted Purchase Payment       $ 70,000
          Allocated Earnings              $ 50,000 (contract value minus purchase payment)

      Benefit (45% of $50,000)            $ 22,500

EXAMPLE 2:

Assume that a 60 year old purchases a contract on 1/1/2001 with a $50,000 purchase payment.

The owner's initial purchase payment (purchase payment #1) grows to $90,000 on 1/1/2005, giving the contract $40,000 IN EARNINGS*, all allocated to the initial purchase payment. On this date, the owner makes an additional purchase payment of $60,000. The $60,000 purchase payment increases the contract value to $150,000 ($90,000+$60,000). At this time, there are no earnings allocated to the additional purchase payment (purchase payment #2). However, future earnings will now be allocated to the two purchase payments in the following proportions:

     purchase payment#1 + earnings/total contract value = $50,000 + $40,000*/ $150,000 = 60%
     purchase payment#2 + earnings/total contract value = $60,000 + $0/ $150,000       = 40%

On 1/1/2009 the owner makes a withdrawal of $38,000. The contract value has grown an additional $40,000 from $150,000 on 1/1/2005 to $190,000 on 1/1/2009 prior to the withdrawal. The $40,000 IN NEW EARNINGS** will be allocated among the two purchase payments prior to the withdrawal using the percentages determined above.

     $40,000 IN NEW EARNINGS**
     Earnings Allocated to Adjusted Purchase Payment #1 (60% of $40,000**) = $24,000
     Earnings Allocated to Adjusted Purchase Payment #2 (40% of $40,000**) = $16,000

The earnings allocated to each purchase payment now are as follows:

                                   Before
                                   New
                                   Earnings + $40,000 New Earnings =  Total
                                   --------   --------------------    -----
     Purchase Payment #1           $50,000        $     0            $50,000
     Earnings Allocated to #1      $40,000        $24,000            $64,000
     Purchase Payment #2           $60,000        $     0            $60,000
     Earnings Allocated to #2       $     0        $16,000            $16,000
                                   -------        -------            -------
                                   $150,000 +     $40,000         =  $190,000

The withdrawal of $38,000 reduces the contract value by 20% ($38,000/$190,000). The withdrawal will reduce both purchase payments and the earnings allocated to each of them by 20% as shown below.

                                             Before
                                             Withdrawal     Reduced by 20%
                                             ----------     --------------
          Adjusted Purchase Payment #1       $50,000        $40,000
          Earnings Allocated to #1           $64,000        $51,200
          Adjusted Purchase Payment #2       $60,000        $48,000
          Earnings Allocated to #2           $16,000        $12,800
                                             -------        -------
                                             $190,000       $152,000

The contract value grows $20,000 from $152,000 on 1/1/2009 to $172,000 on 1/1/2011. THE $20,000 IN NEW EARNINGS*** will be allocated among the two purchase payments using the percentages determined above.

     $20,000 IN NEW EARNINGS***
     Earnings Allocated to Adjusted Purchase Payment #1 (60% of $20,000***) = $12,000
     Earnings Allocated to Adjusted Purchase Payment #2 (40% of $20,000***) = $ 8,000

The earnings allocated to each purchase payment now are as follows:

                                             Before
                                             New
                                             Earnings + $20,000 New Earnings =  Total
                                             --------   --------------------    -----
     Adjusted Purchase Payment #1            $40,000        $     0            $40,000
     Earnings Allocated to #1                $51,200        $12,000            $63,200
     Adjusted Purchase Payment #2            $48,000        $     0            $48,000
     Earnings Allocated to #2                $12,800        $ 8,000            $20,800
                                             -------        -------            -------
                                             $152,000  +    $20,000         =  $172,000

Now let's calculate the total Earnings Appreciator Benefit as of 1/1/2011:

Benefit on Purchase Payment #1                  Benefit on Purchase Payment #2
     45% of lesser of:                               45% of lesser of:
      Adjusted Purchase Payment    $ 40,000            Adjusted Purchase Payment    $ 48,000
      Allocated Earnings           $ 63,200            Allocated Earnings           $ 20,800
     45% of $40,000                $ 18,000          45% of $20,800                 $  9,360

     TOTAL EARNINGS APPRECIATOR BENEFIT:      $ 18,000 + $ 9,360 = $ 27,360
                                                                   --------

                                     PART B

Part B of Pre-Effective Amendment No. 1 to the Registration Statement, filed September 1, 2000, is incorporated herein by reference.

Strategic Partners Annuity One
Supplement to the Statement of Additional Information ("SAI")
December 4, 2000

This supplement modifies certain information in the SAI dated September 18, 2000 for the Strategic Partners Annuity One. Unless otherwise indicated, all other information included in the SAI remains unchanged. The terms we use in this Supplement have the same meaning as in the SAI.

The following is added under "Non-Standard Total Return" on pages ___:

     The tables below provide performance information for specified periods ending June 30, 2000 for each subaccount that invests in a Fund that had a performance history as of June 30, 2000. For the periods prior to the date the subaccounts commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the subaccounts (this is referred to as "hypothetical performance data"). Standard and non-standard average annual return calculations include all of the fees under the contract (i.e., the mortality and expense risk charge and the administrative fee). This information does not indicate or represent future performance.

     The following three tables assume a daily insurance and administrative charge equal to 1.70% on an annual basis, a charge for the guaranteed minimum income benefit equal to 0.25% on an annual basis of the "roll-up value" as defined in the prospectus, and a charge for the Earnings Appreciator equal to 0.15% on an annual basis of the contract value.

     Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended June 30, 2000 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.

                                    TABLE 1
                          AVERAGE ANNUAL TOTAL RETURN

FUND PORTFOLIO                                         DATE            ONE YEAR      FIVE YEARS    TEN YEARS     FROM DATE
                                                       ESTABLISHED     ENDED         ENDED         ENDED         ESTABLISHED
                                                                       06/30/2000    06/30/2000    06/30/2000    THROUGH
                                                                                                                 06/30/2000
PRUDENTIAL GLOBAL PORTFOLIO                                09/88
PRUDENTIAL JENNISON PORTFOLIO                              05/95                                       N/A
PRUDENTIAL STOCK INDEX PORTFOLIO                           09/87
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO            08/00           N/A           N/A           N/A            N/A
SP AIM AGGRESSIVE GROWTH PORTFOLIO                         08/00           N/A           N/A           N/A            N/A
SP AIM GROWTH AND INCOME PORTFOLIO                         08/00           N/A           N/A           N/A            N/A
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO                     08/00           N/A           N/A           N/A            N/A
SP ALLIANCE TECHNOLOGY PORTFOLIO                           08/00           N/A           N/A           N/A            N/A
SP BALANCED ASSET ALLOCATION PORTFOLIO                     08/00           N/A           N/A           N/A            N/A
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP DAVIS VALUE PORTFOLIO                                   08/00           N/A           N/A           N/A            N/A
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP GROWTH ASSET ALLOCATION PORTFOLIO                       08/00           N/A           N/A           N/A            N/A
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO                  08/00           N/A           N/A           N/A            N/A
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP LARGE CAP VALUE PORTFOLIO                               08/00           N/A           N/A           N/A            N/A
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO                     08/00           N/A           N/A           N/A            N/A
SP MFS MID CAP GROWTH PORTFOLIO                            08/00           N/A           N/A           N/A            N/A
SP PIMCO HIGH YIELD PORTFOLIO                              08/00           N/A           N/A           N/A            N/A
SP PIMCO TOTAL RETURN PORTFOLIO                            08/00           N/A           N/A           N/A            N/A
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO               08/00           N/A           N/A           N/A            N/A
SP SMALL/MID CAP VALUE PORTFOLIO                           08/00           N/A           N/A           N/A            N/A
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO             08/00           N/A           N/A           N/A            N/A
JANUS ASPEN SERIES-GROWTH PORTFOLIO SERVICE SHARES         09/93                                       N/A

Table 2 shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period. This table assumes no deferred sales charges.

                                    TABLE 2
                          AVERAGE ANNUAL TOTAL RETURN
                             ASSUMING NO WITHDRAWAL

FUND PORTFOLIO                                         DATE            ONE YEAR      FIVE YEARS    TEN YEARS     FROM DATE
                                                       ESTABLISHED     ENDED         ENDED         ENDED         ESTABLISHED
                                                                       06/30/2000    06/30/2000    06/30/2000    THROUGH
                                                                                                                 06/30/2000
PRUDENTIAL GLOBAL PORTFOLIO                                09/88
PRUDENTIAL JENNISON PORTFOLIO                              05/95                                       N/A
PRUDENTIAL STOCK INDEX PORTFOLIO                           09/87
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO            08/00           N/A           N/A           N/A            N/A
SP AIM AGGRESSIVE GROWTH PORTFOLIO                         08/00           N/A           N/A           N/A            N/A
SP AIM GROWTH AND INCOME PORTFOLIO                         08/00           N/A           N/A           N/A            N/A
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO                     08/00           N/A           N/A           N/A            N/A
SP ALLIANCE TECHNOLOGY PORTFOLIO                           08/00           N/A           N/A           N/A            N/A
SP BALANCED ASSET ALLOCATION PORTFOLIO                     08/00           N/A           N/A           N/A            N/A
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP DAVIS VALUE PORTFOLIO                                   08/00           N/A           N/A           N/A            N/A
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP GROWTH ASSET ALLOCATION PORTFOLIO                       08/00           N/A           N/A           N/A            N/A
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO                  08/00           N/A           N/A           N/A            N/A
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP LARGE CAP VALUE PORTFOLIO                               08/00           N/A           N/A           N/A            N/A
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO                     08/00           N/A           N/A           N/A            N/A
SP MFS MID CAP GROWTH PORTFOLIO                            08/00           N/A           N/A           N/A            N/A
SP PIMCO HIGH YIELD PORTFOLIO                              08/00           N/A           N/A           N/A            N/A
SP PIMCO TOTAL RETURN PORTFOLIO                            08/00           N/A           N/A           N/A            N/A
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO               08/00           N/A           N/A           N/A            N/A
SP SMALL/MID CAP VALUE PORTFOLIO                           08/00           N/A           N/A           N/A            N/A
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO             08/00           N/A           N/A           N/A            N/A
JANUS ASPEN SERIES-GROWTH PORTFOLIO SERVICE SHARES         09/93                                       N/A

Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal. This table assumes no deferred sales charges.

                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

FUND PORTFOLIO                                        DATE            ONE YEAR      FIVE YEARS    TEN YEARS     FROM DATE
                                                      ESTABLISHED     ENDED         ENDED         ENDED         ESTABLISHED
                                                                      06/30/2000    06/30/2000    06/30/2000    THROUGH
                                                                                                                06/30/2000
PRUDENTIAL GLOBAL PORTFOLIO                               09/88
PRUDENTIAL JENNISON PORTFOLIO                             05/95                                       N/A
PRUDENTIAL STOCK INDEX PORTFOLIO                          09/87
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO           08/00           N/A           N/A           N/A            N/A
SP AIM AGGRESSIVE GROWTH PORTFOLIO                        08/00           N/A           N/A           N/A            N/A
SP AIM GROWTH AND INCOME PORTFOLIO                        08/00           N/A           N/A           N/A            N/A
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO                    08/00           N/A           N/A           N/A            N/A
SP ALLIANCE TECHNOLOGY PORTFOLIO                          08/00           N/A           N/A           N/A            N/A
SP BALANCED ASSET ALLOCATION PORTFOLIO                    08/00           N/A           N/A           N/A            N/A
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO                08/00           N/A           N/A           N/A            N/A
SP DAVIS VALUE PORTFOLIO                                  08/00           N/A           N/A           N/A            N/A
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO                08/00           N/A           N/A           N/A            N/A
SP GROWTH ASSET ALLOCATION PORTFOLIO                      08/00           N/A           N/A           N/A            N/A
SP INVESCO SMALL COMPANY GROWTH PORTFOLIO                 08/00           N/A           N/A           N/A            N/A
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO                08/00           N/A           N/A           N/A            N/A
SP LARGE CAP VALUE PORTFOLIO                              08/00           N/A           N/A           N/A            N/A
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO                    08/00           N/A           N/A           N/A            N/A
SP MFS MID CAP GROWTH PORTFOLIO                           08/00           N/A           N/A           N/A            N/A
SP PIMCO HIGH YIELD PORTFOLIO                             08/00           N/A           N/A           N/A            N/A
SP PIMCO TOTAL RETURN PORTFOLIO                           08/00           N/A           N/A           N/A            N/A
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO              08/00           N/A           N/A           N/A            N/A
SP SMALL/MID CAP VALUE PORTFOLIO                          08/00           N/A           N/A           N/A            N/A
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO            08/00           N/A           N/A           N/A            N/A
JANUS ASPEN SERIES-GROWTH PORTFOLIO SERVICE SHARES        09/93                                       N/A

                                     PART C

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a)      FINANCIAL STATEMENTS

(1) Financial Statements of the Discovery Select Variable Annuity Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 1999; the Statements of Operations for the period ended December 31, 1999; the Statements of Changes in Net Assets for the periods ended December 31, 1999 and December 31, 1998; and the Notes relating thereto appear in the statement of additional information. (Part B of the Registration Statement) (Note 14)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 1999 and 1998; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 1999, 1998 and 1997; and the Notes to the Consolidated Financial Statements appear in the statement of additional information (Part B of the Registration Statement) (Note 14).

(b)      EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2) Agreements for custody of securities and similar investments--Not
    Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor) (Note 3)

         (b)  Form of Selected Broker Agreement used by PIMS (Note 3)

(4)      (a)  The Strategic Partners Variable Annuity Contract VBON-2000. (Note
         13)

         (b)  The Strategic Partners Variable Annuity Contract VDCA-2000. (Note
         13)

         (c)  Earnings Appreciator Endorsement.  (Note 1)

(5)   (a)  Application form for the Contract. (Note 13)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 5)

     (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

    (a)  Form of Fund Participation Agreement. (Note 7)

(9) Opinion of Counsel as to legality of the securities being registered. (Note
    14)

(10) Written consent of PricewaterhouseCoopers LLP independent accountants. (Note 14)

(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Schedule of Performance Computations. (Note 14)

(14) Powers of Attorney.

         (a)  Ira J. Kleinman, Esther H. Milnes and I. Edward Price (Note 8)
         (b)  Kiyofumi Sakaguchi (Note 10)
         (c)  James J. Avery, Jr (Note 11)
         (d)  David  R. Odenath, Jr.(Note 12)

(Note 1)      Filed herewith

(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-79201, filed August 17, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 6 to Form S-1, Registration No. 33-86780, filed April 16, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 10)     Incorporated by reference to Post Effective Amendment No. 8 to
              Form S-6, Registration No.33-49994, filed April 28, 1997, on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 11)     Incorporated by reference to Post-Effective Amendment No. 2 to
              Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 12)     Incorporated by reference to Post-Effective Amendment No.7 to
              Form S-1, Registration No. 33-86780, filed April 12, 2000 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 13)     Incorporated by reference to the initial registration on Form
              N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)     Incorporated by reference to Pre-Effective Amendment No. 1 to
              Form N-4, Registration No. 333-37728, filed September 1, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity
              Account.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A:  Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth below.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and The Prudential Insurance Company of Arizona ("PLICA"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco
Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund, Inc. are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 24 of Post-Effective Amendment No. 36 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April 28, 2000, the text of which is hereby incorporated.

ITEM 27.      NUMBER OF CONTRACT OWNERS

None as of September 18, 2000.

ITEM 28.      INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

(a)      Prudential Investment Management Services LLC (PIMS)

     PIMS is distributor for the following open-end management companies: Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund. Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Mananged Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds, The Target Portfolio Trust, The Prudential Series Fund, Inc., Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

     PIMS is also distributor of the following unit investment trusts: The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b) Information concerning the officers and directors of PIMS is set forth below.

                                                    POSITIONS AND OFFICES        POSITIONS AND OFFICES
                             NAME (1)                  WITH UNDERWRITER             WITH REGISTRANT
                       --------------------   ---------------------------------  ---------------------
                       Robert F. Gunia.....   President                          None

                       Jean  D. Hamilton...   Executive Vice President           None

                       John R. Strangfeld..   Executive Vice President           None

                       Kevin B. Frawley....   Senior Vice President and Chief    None
                                              Compliance Officer


                       Francis O. Odubekun.   Senior Vice President and Chief    None
                                              Operating Officer


                       William V. Healey...   Senior Vice President, Secretary   None
                                              and Chief Legal Officer

                       Margaret M. Deverell   Senior Vice President,             None
                                              Comptroller and Chief Financial
                                              Officer

                       C. Edward Chaplin...   Treasurer                          None

----------------------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)  Not applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.      MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.      UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Newark and the State of New Jersey, on this 4th day of October, 2000.

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)


                        BY: PRUCO LIFE INSURANCE COMPANY
                                  (Depositor)

Attest: /s/  THOMAS C. CASTANO                     /s/ ESTHER H. MILNES
-----------------------------------------------    ----------------------------
             THOMAS C. CASTANO                         ESTHER H. MILNES
             ASSISTANT SECRETARY                       PRESIDENT

                                   SIGNATURES

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

                                      SIGNATURE AND TITLE
                     ----------------------------------------------------

                                  *
                     --------------------------------
                     ESTHER H. MILNES                                        Date: October 4, 2000
                     PRESIDENT AND DIRECTOR



                                  *
                     --------------------------------
                     JAMES J. AVERY JR
                     CHAIRMAN OF THE BOARD AND DIRECTOR

                       /s/ WILLIAM J. ECKHERT                                *By:  THOMAS C. CASTANO
                     --------------------------------                        --------------------------------
                     WILLIAM J. ECKHERT                                            THOMAS C. CASTANO
                     VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER                   (ATTORNEY-IN-FACT)
                     (PRINCIPAL FINANCIAL OFFICER AND CHIEF
                     ACCOUNTING OFFICER)

                                  *
                     --------------------------------
                     IRA J. KLEINMAN
                     DIRECTOR

                                  *
                     --------------------------------
                     I. EDWARD PRICE
                     DIRECTOR

                                  *
                     --------------------------------
                     KIYOFUMI SAKAGUCHI
                     DIRECTOR

                                  *
                     --------------------------------
                     DAVID R. ODENATH, JR.
                     DIRECTOR

                                 EXHIBIT INDEX

4(c)     Form of Earnings Appreciator Endorsement

                                       8